UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 99.9%
Real Estate Investment Trusts (“REITs”) 98.3%
Apartments 16.9%
Apartment Investment & Management Co. "A"	1,087,647	49,085,509
Archstone-Smith Trust	674,071	40,538,630
AvalonBay Communities, Inc. (a)	756,807	89,348,634
BRE Properties, Inc.	604,350	33,801,296
Equity Residential (a)	419,625	17,775,315
Essex Property Trust, Inc.	276,468	32,504,343
Post Properties, Inc.	450,150	17,420,805

		280,474,532

Health Care 7.4%
Healthcare Realty Trust, Inc.	391,050	10,425,393
LTC Properties, Inc.	622,074	14,724,492
Nationwide Health Properties, Inc. (a)	896,263	27,004,404
Senior Housing Properties Trust	954,350	21,052,961
Ventas, Inc.	1,209,150	50,058,810

		123,266,060
Hotels 8.0%
FelCor Lodging Trust, Inc. (a)	998,490	19,899,905
Host Hotels & Resorts, Inc. (a)	3,716,650	83,401,626
LaSalle Hotel Properties	677,848	28,523,844

		131,825,375
Industrial 9.1%
AMB Property Corp. (a)	666,150	39,842,432
ProLogis	1,686,398	111,892,507

		151,734,939
Manufactured Homes 1.5%
Equity Lifestyle Properties, Inc. (a)	480,024	24,865,243

Office 21.8%
BioMed Realty Trust, Inc. (a)	309,231	7,452,467
Boston Properties, Inc.	476,750	49,534,325
Digital Realty Trust, Inc. (a)	463,020	18,238,358
Douglas Emmett, Inc.	1,262,800	31,229,044
Kilroy Realty Corp.	219,481	13,307,133
Mack-Cali Realty Corp.	292,926	12,039,259
Parkway Properties, Inc. (a)	280,000	12,359,200
SL Green Realty Corp. (a)	667,000	77,885,590
Vornado Realty Trust	1,138,332	124,476,604
Washington Real Estate Investment Trust (a)	445,500	14,781,690

		361,303,670
Regional Malls 19.7%
General Growth Properties, Inc. (a)	1,825,123	97,863,095
Simon Property Group, Inc. (a)	1,579,754	157,975,400
Taubman Centers, Inc.	315,850	17,292,787
The Macerich Co. (a)	619,646	54,268,597

		327,399,879
Shopping Centers 9.8%
Federal Realty Investment Trust	625,280	55,399,808
Kite Realty Group Trust	326,000	6,128,800
Regency Centers Corp.	867,000	66,542,250
Saul Centers, Inc.	179,050	9,221,075
Tanger Factory Outlet Centers, Inc. (a)	628,300	25,502,697

		162,794,630
Specialty Services 0.9%
Entertainment Properties Trust	274,223	13,930,528
Storage 3.2%
Extra Space Storage, Inc. (a)	223,400	3,438,126
Public Storage, Inc.	640,078	50,342,135

		53,780,261

Total Real Estate Investment Trusts (“REITs”)		1,631,375,117
Other 1.6%
FrontLine Capital Group*	12,400	0

Starwood Hotels & Resorts Worldwide, Inc.	444,401	26,997,361

		26,997,361

Total Common Stocks (Cost $1,285,402,057)		1,658,372,478
Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $228,784,150)	228,784,150	228,784,150
Cash Equivalents 0.2%
Cash Management QP Trust, 5.14% (b) (Cost $3,732,181)	3,732,181	3,732,181
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,517,918,388)	113.9	1,890,888,809
Other Assets and Liabilities, Net	(13.9)	(230,457,235)

Net Assets	100.0	1,660,431,574

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $223,609,970 which is 13.5% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007